REVENUE CLASSES (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
SCHEDULE OF OPERATING REVENUE CLASSES

The Company has three distinct revenue streams: altitude chambers, tuition-based sports academies, and water systems. Selected financial information for the Company’s operating revenue classes are as follows:

	For the	For the
	year ended	year ended
	December 31, 2021	December 31, 2020
Revenues:
Altitude chambers	$-	$-
Tuition-based sports academies	6,122,834	5,524,410
Water systems	473,033	-
Total	$6,595,867	$5,524,410